S000084745 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	20.58%	[1]
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	11.73%	[1]
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	10.92%	10.49%	[1]
Performance Inception Date		Apr. 30, 2024
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	9.19%	[1]
Performance Inception Date		Apr. 30, 2024
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	7.75%	[1]
Performance Inception Date		Apr. 30, 2024

[1]	Inception date for Class Z shares: April 30, 2024.